Transactions with Parties-in-Interest (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Increase from dividend income on investment	$ 6,685,413	$ 6,658,155
Net appreciation of investments	2,234,516,867	1,594,354,374
Investments, at fair value	13,927,171,474	11,356,035,138
Administrative expenses	12,339,688	14,288,715
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net appreciation of investments	167,464,497
Investments, at fair value		130,660,591
Investment cost	157,623,687	87,569,179
Investment selling price	$ 35,447,206	$ 57,614,417